UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10501

Name of Fund:  BlackRock Municipal 2018 Term Trust (BPK)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.9%
Alabama 21st Century Authority, Refunding RB, Series A, 5.00%, 6/01/18	$500	$541,740
Alabama Federal Aid Highway Finance Authority, RB, Garvee, 5.00%, 9/01/18	6,000	6,586,140

		7,127,880
Alaska — 2.6%
City of Valdez Alaska, Refunding RB, 5.00%, 1/01/18	6,000	6,379,500
California — 5.7%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	2,570	2,919,443
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	4,055	4,271,010
Los Angeles Regional Airports Improvement Corp., Refunding RB, Facilities Lease, LAXFuel Corp., AMT:
5.00%, 1/01/17	450	464,616
5.00%, 1/01/18	930	996,048
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,256,850
Oakland Unified School District/Alameda County, GO, Refunding, 5.00%, 8/01/18	1,000	1,083,900

		13,991,867
Colorado — 1.0%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School, 4.00%, 8/15/18	175	186,023
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/17	515	534,127
4.00%, 12/01/18	540	570,327

Municipal Bonds	Par (000)	Value
Colorado (continued)
Park Creek Metropolitan District Colorado, Refunding RB, Senior Limited Property Tax, 4.00%, 12/01/18	$1,000	$1,070,570

		2,361,047
Delaware — 0.3%
Delaware State Economic Development Authority, RB, State University Project, 5.00%, 10/01/18	735	805,494
Florida — 5.4%
City of Miami Beach Florida, RB, 5.00%, 9/01/18	875	959,962
County of Broward Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/18	3,930	4,302,328
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (b)	1,250	1,363,500
County of Indian River Florida School Board, COP, Refunding, Series A, 5.00%, 7/01/18	600	653,676
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/18	2,000	2,192,860
Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai Medical Center, 4.00%, 11/15/18	250	267,043
Miami-Dade County School Board Foundation. Inc, COP, Refunding Series A, 5.00%, 5/01/18	1,500	1,626,750
Pine Island Community Development District, RB, 5.30%, 11/01/10 (c)(d)	400	224,332
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13 (c)(d)	2,270	1,588,637

		13,179,088
Guam — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	620	701,536
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose Senior Living Revenue, 5.00%, 11/15/18	370	397,350

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Illinois — 6.2%
Chicago Transit Authority, Refunding RB, 5.00%, 6/01/18	$1,000	$1,076,030
Counties of Du Page & Will Illinois Community School District No 204 Indian Prairie, GO, Refunding Series B, 3.00%, 12/30/18	1,935	2,031,092
Fox Valley Park District, GO, Series A, 5.00%, 12/15/18	1,725	1,912,473
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,509,840
Peoples Gas Light and Coke Co. Project, Series B, 1.88%, 2/01/33 (a)	1,000	1,011,870
University Medical Center Rush, Series A, 5.00%, 11/15/18	1,000	1,100,660
State of Illinois, GO, (AGM), 5.00%, 4/01/18	465	488,236
State of Illinois, RB, Build Illinois, Series B:
5.00%, 6/15/18 (e)	355	387,163
Unrefunded Balance, 5.00%, 6/15/18	1,645	1,789,464
State of Illinois, GO, Refunding, 5.00%, 8/01/18	2,500	2,684,900

		14,991,728
Indiana — 3.2%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	2,515	2,375,317
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	1,715	1,760,859
Indiana State Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/19	875	972,720
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,581,825

		7,690,721
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	2,000	2,063,000

Municipal Bonds	Par (000)	Value
Iowa (continued)
University of Iowa, Refunding RB, Series S, 5.00%, 11/01/18	$655	$724,070

		2,787,070
Kansas — 1.1%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	2,500	2,759,525
Kentucky — 3.5%
County of Kenton Kentucky School District Finance Corp., Refunding RB, 2.50%, 6/01/18	3,210	3,310,120
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 12/01/18	1,755	1,936,309
Kentucky Housing Corp., RB, S/F Housing, Series C, AMT, 4.63%, 7/01/22	3,195	3,213,531

		8,459,960
Maryland — 3.6%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.00%, 1/01/19	1,685	1,826,624
Meritas Medical Center, 5.00%, 7/01/18	400	434,288
University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,084,090
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/19	5,000	5,546,000

		8,891,002
Michigan — 3.9%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	2,025	2,182,768
Michigan State Finance Authority, Refunding RB, AMT:
5.00%, 11/01/17	2,275	2,388,568
5.00%, 11/01/18	2,100	2,264,598
Michigan State Hospital Finance Authority, Refunding RB, Oakwood Obligation Group, Series A, 5.00%, 7/15/17 (b)	1,000	1,055,520

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	2

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Housing Development Authority, Refunding RB, Series B, 4.15%, 4/01/18	$1,000	$1,054,770
Saginaw Valley State University, RB, Series A, 5.00%, 7/01/18	600	652,158

		9,598,382
Mississippi — 0.4%
Mississippi Development Bank, Refunding RB, 5.00%, 3/01/18	1,000	1,070,860
Missouri — 0.8%
City of Kansas City Missouri, Refunding ARB, AMT, Series A, 5.00%, 9/01/18	1,750	1,906,293
Nebraska — 1.6%
Central Plains Energy Project, RB, Gas Project (Project No. 3), 5.00%, 9/01/17	2,330	2,453,304
Public Power Generation Agency, RB, Whelan Energy Center, Series 2-A (AGC), 5.00%, 1/01/17 (b)	1,500	1,549,650

		4,002,954
Nevada — 4.2%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	885	889,345
County of Clark Nevada, Refunding, Special Assessment Bonds, Improvement District No. 142, Mountain’s Edge, 4.00%, 8/01/18	3,715	3,829,348
Director of the State of Nevada Department of Business & Industry, RB, Mandatory Put Bonds, Republic Services, Inc. Project, AMT, 5.63%, 12/01/26 (a)	5,120	5,487,872

		10,206,565
New Hampshire — 2.1%
New Hampshire State Turnpike System, RB, Series A, 5.00%, 10/01/18	4,740	5,221,821
New Jersey — 12.5%
New Jersey EDA, Refunding RB:
Cigarette Tax Revenue, 5.00%, 6/15/18	5,000	5,298,000
Lions Gate Project, 3.25%, 1/01/18	250	251,625

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.50%, 4/01/16	$960	$960,000
New Jersey Educational Facilities Authority, RB, Seton Hall University, Series D, 5.00%, 7/01/18	320	346,611
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (e)	2,500	2,844,350
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.00%, 7/01/18	850	920,882
AtlantiCare Regional Medical Center, 5.00%, 7/01/17 (b)	1,500	1,580,310
Barnabas Health, Series A, 5.00%, 7/01/18	2,000	2,163,520
Princeton HealthCare System, 5.00%, 7/01/18	1,620	1,757,732
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	1,705	1,742,834
New Jersey State Turnpike Authority, Refunding RB, Series G, 5.00%, 1/01/18	1,350	1,446,849
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.00%, 6/15/18	2,000	2,131,600
Transportation Program, Series AA, 5.00%, 6/15/18	2,000	2,131,600
Transportation System, Series A, 5.75%, 6/15/18	1,320	1,428,121
Transportation System, Series A (AMBAC), 5.75%, 6/15/18	2,070	2,243,777
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	2,785	2,919,265
South Jersey Transportation Authority LLC, Refunding RB, Series A, 5.00%, 11/01/20	200	224,342

		30,391,418

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
New York — 5.1%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, Series B, 2.00%, 8/01/28 (a)	$1,530	$1,533,427
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 11/15/18	1,000	1,109,320
Series F, 4.00%, 11/15/18	200	216,356
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/18	6,500	7,039,240
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,200	1,363,332
State of New York Dormitory Authority, Refunding RB, Orignal Regional Medical Center, 5.00%, 12/01/17 (f)	1,000	1,059,250

		12,320,925
North Carolina — 0.9%
North Carolina HFA, Refunding RB, Series 28-A, AMT, 4.65%, 7/01/23	2,170	2,204,698
Pennsylvania — 11.8%
Altoona City Authority, Refunding RB, 5.25%, 11/01/18	2,500	2,755,850
Chester County Health & Education Facilities Authority, Refunding RB:
3.00%, 12/01/17	585	591,552
4.00%, 12/01/18	805	831,935
Cumberland County Municipal Authority, Refunding RB:
4.00%, 1/01/18	1,380	1,434,952
5.75%, 1/01/19 (e)	2,135	2,412,486
5.75%, 1/01/19	240	268,961
Lancaster Industrial Development Authority, Refunding RB, Garden Spot Village Project:
5.00%, 5/01/16	300	300,870
5.00%, 5/01/17	1,175	1,209,028
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 1/15/18	1,000	1,059,460
Pennsylvania Economic Development Financing Authority, RB:
PA Bridges Finco LP, AMT, 5.00%, 12/31/18	2,100	2,310,987

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB (continued):
University of Pennsylvania Medical Center, 5.00%, 3/15/18	$750	$810,600
Waste Management, Inc. Project, 1.55%, 12/01/33 (a)	5,000	5,017,550
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 3.00%, 11/01/18	1,000	1,034,500
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Inc., Student Housing Project:
4.00%, 10/01/17	275	283,583
4.00%, 10/01/18	560	585,642
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Drexel University, Series A, 5.00%, 5/01/18	1,000	1,080,750
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/18	1,500	1,632,090
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/19 (b)	1,000	1,127,820
Philadelphia Gas Works Co., Refunding RB, 4.00%, 8/01/18	1,790	1,913,438
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/18	900	975,987
West Chester Area School District, GO, Refunding, Series AA, 5.00%, 5/15/18	1,000	1,090,040

		28,728,081
Tennessee — 0.1%
Metropolitan Gov’t Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 4.00%, 10/01/18	260	277,477
Texas — 13.4%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	2,000	2,000,000

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	4

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Texas (continued)
Birdville ISD Texas, GO, Refunding, CAB (PSF-GTD), 0.00%, 2/15/18 (g)	$1,615	$1,589,402
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 5.75%, 1/01/18	750	811,020
City of Dallas Texas, GO, Refunding, 5.00%, 2/15/18	3,500	3,774,820
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,794,725
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/18	1,000	1,087,590
Houston ISD Public Facilities Authority, RB, 5.00%, 9/15/18	5,000	5,496,550
Lower Colorado River Authority, Refunding RB, LCRA Transmission, Series B, 5.00%, 5/15/18	5,000	5,429,450
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 4/01/17	160	163,216
4.00%, 4/01/18	405	419,912
4.00%, 4/01/18	280	289,475
4.00%, 4/01/20	165	179,250
North Texas Tollway Authority, Refunding RB, Series C, 5.00%, 1/01/19	2,215	2,454,707
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/18	1,195	1,285,163
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/18	4,360	4,788,632

		32,563,912
Virginia — 0.9%
City of Norfolk Virginia, Refunding RB, Water Revenue, 5.00%, 11/01/18	1,230	1,360,245
Virginia College Building Authority, Refunding RB, Series A, 5.00%, 7/01/18 (f)	785	831,009

		2,191,254
Washington — 1.5%
Energy Northwest, Refunding RB, Wind Project Revenue, 5.00%, 7/01/18	2,865	3,121,990

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B, 5.00%, 10/01/18	$500	$550,825

		3,672,815
Wisconsin — 1.8%
City of Franklin Wisconsin, RB, Waste Management, Inc. Project, AMT, 4.95%, 4/01/16	1,990	1,990,000
State of Wisconsin, Refunding RB, Series A, 5.00%, 5/01/18	1,000	1,087,030
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.00%, 4/01/19	1,265	1,414,586

		4,491,616
Total Municipal Bonds — 98.1%		239,372,839

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Illinois — 2.2%
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	5,000	5,399,800
Total Long-Term Investments (Cost — $ 239,367,204) — 100.3%		244,772,639

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.17% (i)(j)	1,902,193	1,902,193
Total Short-Term Securities (Cost — $ 1,902,193) — 0.8%		1,902,193
Total Investments (Cost — $ 241,269,397*) — 101.1%		246,674,832
Other Assets Less Liabilities — 0.4%		978,985
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.5)%		(3,754,346)

Net Assets Applicable to Common Shares — 100.0%		$243,899,471

*	As of March 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$237,543,035

Gross unrealized appreciation	$6,437,822
Gross unrealized depreciation	(1,056,025)

Net unrealized appreciation	$5,381,797

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)	Zero-coupon bond.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	1,902,193	1,902,193	—
FFI Institutional Tax-Exempt Fund	69	(69)	—	$ 109

(j)	Current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	6

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

• Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

• Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$244,772,639	—	$244,772,639
Short-Term Securities	$1,902,193	—	—	1,902,193

Total	$1,902,193	$244,772,639	—	$246,674,832

[1] See above Schedule of Investments for values in each sector.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(6)	—	$(6)
TOB Trust Certificates	—	(3,750,000)	—	(3,750,000)

Total	—	$(3,750,006)	—	$(3,750,006)

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: May 23, 2016